Income Taxes	3 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 - Income Taxes

The Company’s effective tax rate differed from the federal statutory income tax rate for the three months ended September 30, 2019 and 2018 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.75%
Valuation allowance	-27%
Effective tax rate	0%

The Company had no federal or state income tax (benefit) for the three months ended September 30, 2019 or 2018.

The Company’s deferred tax assets and liabilities as of September 30, 2019 and June 30, 2019, are summarized as follows:

	September 30, 2019	June 30, 2019
Federal
Deferred tax assets	$ 3,389,500	$ 2,980,100
Less valuation allowance	(3,389,500)	(2,980,100)
Deferred tax liabilities	-	-
	-	-
State
Deferred tax assets	985,300	(866,300)
Less valuation allowance	(985,300)	866,300
Deferred tax liabilities	-	-
	-	-
Net Deferred Tax Assets	$ -	$ -

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred taxes is dependent upon the generation of future taxable income during the periods in which those temporary differenced become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment.

The Company’s deferred tax assets are primarily comprised of net operating losses (“NOL”) that give rise to deferred tax assets. The net operating loss carryforwards expire from 2020 to 2039 with some providing an indefinite carryforward benefit. There is no tax benefit for goodwill impairment, which is permanently non-deductible for tax purposes. Additionally, due to the uncertainty of the utilization of net operating loss carry forwards, a valuation allowance equal to the net deferred tax assets has been recorded.

The significant components of deferred tax assets as of September 30, 2019 and June 30, 2019, are as follows:

	September 30, 2019	June 30, 2019

Net operating loss carryforwards	$ 4,336,000	$ 3,826,100
Valuation allowance	(4,374,800)	(3,846,400)
Property and equipment	(15,400)	(7,100)
Inventory allowance	5,400	5,400
Allowance for bad debts	26,800	-
Warranty accrual	22,000	22,000

Net Deferred Tax Assets	$ -	$ -

As of September 30, 2019, the Company does not believe that it has taken any tax positions that would require the recording of any additional tax liability nor does it believe that there are any unrealized tax benefits that would either increase or decrease within the next twelve months. As of September 30, 2019, the Company’s income tax returns generally remain open for examination for three years from the date filed with each taxing jurisdiction.